GS Mortgage-Backed Securities Trust 2021-RPL2 ABS-15G

Exhibit 99.1 Schedule 4

Unique Loan ID	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
11000007	2	[2] Evidence of Single Premium Credit Insurance With Disclosure
[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2] HMDA-reportable rate spread (1/1/04-10/1/09)
		[2] Initial TIL Missing					RB	B	B	B
11000008	2	[2] Initial GFE Date not within 3 days of Initial Application Date
[2] Affiliated Business Doc Missing
[2] State - Missing Interest Rate Disclsoure
[2] State - Missing Application Disclosure
[2] HMDA-reportable rate spread (1/1/04-10/1/09)
		[2] State - Missing Borrower's Choice of Attorney Disclosure					RB	B	B	B
11000009	2	[2] Credit Score Disclosure Not Present
[2] State - Missing Mortgage Consumer Disclosure
[2] State - Missing Commitment Letter
[2] State - Missing Rate Lock
[2] State - Missing Application Disclosure
[2] State - Missing Freedom to Choose / Anti-Coercion Disclosure
[2] HMDA-reportable rate spread (1/1/04-10/1/09)
		[2] Initial TIL Missing					RB	B	B	B
11002076	3	[3] State Grace Period Below Minimum
[2] Affiliated Business Doc Missing
[2] State - Missing KY Fair Housing Law Disclosure
[2] State - Missing Notice of Choice of Agent or Insurer
[2] State - Missing Commitment Letter
[2] State - Missing KY Notification to New Homeowners
[2] HMDA-reportable rate spread (1/1/04-10/1/09)
[2] State - Missing Advance Fee disclosure
[2] State - Agency Disclosure
[2] Initial TIL Missing
		[2] Initial GFE Date not within 3 days of Initial Application Date	Grace period of 7 days is below minimum of 10 days for state Kentucky.			Late Charge	RC	C	C	C
11002077	3	[3] ROR Missing
[2] Initial GFE Date not within 3 days of Initial Application Date
[2] Credit Score Disclosure Not Present
[2] State - Missing Anti-Coercion Notice
[2] State - Missing Purchase Money Borrower Notification Dislcosure
[2] State - Missing Oral Agreement Notice
		[2] Initial TIL Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
11002078	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing					RB	B	B	B
11002079	3	[3] Finance Charge underdisclosed >$35 for Refinance
[2] State - Missing Application Disclosure
[2] State - Missing MD No Escrow Account Disclosure
[2] State - Missing Right to Choose Attorney or Title Insurance Company
[2] State - Missing Net Tangible Benefit Worksheet
		[2] Initial TIL Missing	Finance charges under disclosed by $474.82 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
11002080	3	[3] Finance Charge underdisclosed >$100 for Purchase
[2] State - Missing Interest Rate Disclsoure
[2] State - Missing Insurance Disclsoure
[2] State - Missing Application Disclosure
[2] State - Missing Notice of Expiration of Loan Commitment
[2] State - Missing Prevailing Commitment Disclosure
[2] State - Missing Affidavit of Compliance / Smoke Alarm
[2] State - Missing Appraisal and Consumer Report Notice
[2] State - Missing Borrower's Choice of Attorney Disclosure
[2] State - Missing Fair Credit Reporting Act Notice
[2] Initial GFE Missing
		[2] Initial TIL Missing	Finance charges under disclosed by $1106.39 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the modification fee of $175, the courier fee of $20, the closing attorney fee of $575, the assignment fee of $50, or the recording service fee of $285 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
11002081	2	[2] State - Missing Borrower Information Document
[2] State - Missing Application Disclosure Statement
[2] State - Missing Description of Underwriting Criteria and Required Documentation
[2] State - Missing Escrow Account Disclosure Agreement
		[2] State - Missing Commitment Letter					RB	B	B	B
11002082	2	[2] State - Missing Guarantee Of Loan Program [2] State - Missing Wet Settlement / Delivery of Net Proceeds Authorization [2] State - Missing Licensee Information or Affidavit of Exemption					RB	B	B	B
11002083	3	[3] HUD-1 Incomplete
[3] Finance Charge underdisclosed >$35 for Refinance
[2] State - Missing Consumer Disclosure Statement
[2] State - Missing Notice of Choice of Agent or Insurer
[2] State - Missing Tax Escrow Notice / Election of Property Tax Payment Method
[2] Initial GFE Missing
[2] Initial TIL Missing
[2] State - Missing Commitment Letter
[2] Credit Score Disclosure Not Present	Final HUD incomplete due to missing Page 1.
			Finance charges under disclosed by $38.36 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.	YES	APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TR Indeterminable	RD	D	D	D
11002084	3	[3] TIL Incomplete
[2] State - Missing Notice to Purchaser-Mortgagor
[2] State - Missing Pre-Application Dislcosure
[2] State - Missing Notice of Material Change of Mortgage Loan Terms
		[2] State - Missing Lock In Agreement	Final TIL is incomplete due to missing borrowers signature or initials.	NO		TNR Testing Not Required	RB	B	B	B
11003244	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
[2] Credit Score Disclosure Not Present
[2] State - Missing Borrower Information Document
[2] State - Missing Description of Underwriting Criteria and Required Documentation
[2] State - Missing Commitment Letter
		[2] Initial TIL Missing					RB	B	B	B
11003290	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
[2] Credit Score Disclosure Not Present
[2] State - Missing Oral Agreements Notice on the Note
[2] State - Missing Interest Reduction Fee Disclosure
[2] State - Missing Acknowledgment of Receipt of Copies of Signed Loan Documents
[2] State - Missing Loan Brokerage Agreement
[2] State - Missing Notice to Consumer
		[2] Initial TIL Missing					RB	B	B	B
11002694	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing					RB	B	B	B
11003049	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
[2] Evidence of Single Premium Credit Insurance With Disclosure
[2] State - Missing Mortgage Broker Agreement
[2] State - Missing Commitment Letter
[2] State - Missing Consumer Disclosure Statement
[2] State - Missing Application Disclosure
[2] State - Missing Notice of Choice of Agent or Insurer
		[2] Initial TIL Missing	Evidence of single involuntary unemployment insurance with a monthly payment of $53.08 and annual premium of $637.01. Insurance is optional.				RB	B	B	B
11003267	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing					RB	B	B	B
11003048	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
[2] Credit Score Disclosure Not Present
[2] State - Missing Domestic Partnership Affidavit
[2] State - Missing Closing Statement
[2] State - Missing Schedule of Loan Charges
		[2] Initial TIL Missing					RB	B	B	B
11002142	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
[2] Evidence of Single Premium Credit Insurance With Disclosure
[2] State - Missing Commitment Letter
[2] State - Missing Disclosure of Terms of Mortgage Application
[2] State - Missing Lock In Disclosure
[2] State - Missing Choice of Settlement Agent Disclosure
[2] State - Missing Appraisal Notice
[2] State - Missing Agent's Certification As to the Validity of Power of Attorney and Agent's Authority
		[2] Initial TIL Missing	Evidence of credit life insurance with a monthly payment of $150 and annual premium of $1,800. Insurance is optional.				RB	B	B	B
11003112	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
[2] Credit Score Disclosure Not Present
[2] State - Missing MD Finance Agreement
[2] State - Missing Application Disclosure
[2] State - Missing Home Buyers Property Tax Payment Option
[2] State - Missing MD No Escrow Account Disclosure
[2] State - Missing Right to Choose Attorney or Title Insurance Company
[2] State - Missing Licensee Information or Affidavit of Exemption
[2] State - Missing Net Tangible Benefit Worksheet
[2] State - Missing Written Acknowledgement of Delivery of the Note
[2] State - Missing Credit Grantor Election
		[2] Initial TIL Missing					RB	B	B	B
11003268	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing					RB	B	B	B
11002514	3	[3] HUD-1 Missing [2] Initial TIL Missing		YES		TR Indeterminable	RD	D	D	D
11002573	3	[3] Rescission Period under 3 days [2] Credit Score Disclosure Not Present [2] HMDA-reportable rate spread (1/1/04-10/1/09)	ROR executed by borrowers 8/XX/2007 with expiration of rescission period noted as 09/XX/2007, only providing the borrower with a 2 day rescission period.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
11002322	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing	Finance charges under disclosed by $ 50.02 which exceeds the $35.00 tolerance for refinance transactions. TIL Itemization did not disclose a $25 closing service letter or $25 certified funds fee as prepaid finance charges.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
11002412	2	[2] Credit Score Disclosure Not Present [2] Evidence of Single Premium Credit Insurance With Disclosure [2] Initial TIL Missing					RB	B	B	B
11002924	2	[2] Initial TIL Missing					RB	B	B	B
11002399	2	[2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2] State - Missing Mortgage Loan Origination Dislcosure
[2] State - Missing Attorney General Information Statement
[2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2] State - Missing Statutory Authority Disclosure
		[2] State - Missing Closing Statement / Closing Disclosure					RB	B	B	B
11002296	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
[2] Evidence of Single Premium Credit Insurance With Disclosure
[2] State - Missing Insurance Disclosure
[2] State - Missing Application Disclosure
[2] State - Missing Initial Tax Authorization Notice
		[2] Initial TIL Missing	Evidence of credit life insurance with a monthly payment of $46.50 and annual premium of $558. Insurance is optional.				RB	B	B	B
11002435	2	[2] State - Missing Consumer Caution and Counseling Disclosure [2] Initial TIL Missing					RB	B	B	B
11002890	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
[2] Credit Score Disclosure Not Present
[2] Evidence of Single Premium Credit Insurance With Disclosure
[2] State - Missing Right to Choose Insurance Provider
		[2] Initial TIL Missing	Evidence of credit life insurance with a monthly payment of $54.21 and annual premium of $646.65. Insurance is optional; Evidence of credit life insurance with a monthly payment of $32.81 and annual premium of $393.44. Insurance is optional; Evidence of credit life insurance with a monthly payment of $30.18 and annual premium of $361.94. Insurance is optional.				RB	B	B	B
11002175	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
[2] Initial GFE Date not within 3 days of Initial Application Date
[2] Credit Score Disclosure Not Present
[2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2] State - Missing Anti-Discrimination Notice
[2] State - Missing Attorney General Information Statement
[2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2] State - Missing Statutory Authority Disclosure
		[2] Initial TIL Missing					RB	B	B	B
11002139	3	[3] Rescission Period under 3 days [2] State - Missing Consumer Disclosure Statement [2] State - Missing Application Disclosure [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	ROR executed by borrowers on 7/XX/2008 with expiration of rescission period noted as 7/XX/2008, however, mortgage reflects a notary date of 7/XX/2008.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
11002437	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
[2] Credit Score Disclosure Not Present
[2] State - Missing Borrower Information Document
[2] State - Mising Illinois Mortgage Escrow Act Disclosure
[2] State - Missing Description of Underwriting Criteria and Required Documentation
[2] State - Missing Escrow Account Disclosure Agreement
		[2] Initial TIL Missing					RB	B	B	B
11003130	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Application Disclosure [2] State - Missing Rate Lock [2] Initial TIL Missing					RB	B	B	B
11002806	2	[2] State - Missing Rate Lock [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application [2] Initial TIL Missing					RB	B	B	B
11002374	3	[3] State Late Charge Not Standard
[3] State Grace Period Below Minimum
[2] HMDA-reportable rate spread (1/1/04-10/1/09)
[2] Initial GFE Missing
[2] Initial TIL Missing
		[2] Credit Score Disclosure Not Present	Grace period of 10 days below 15 day minimum allowed for state of Mississippi. Late charge fee greater of 6% or $29 exceeds the max allowed of 4% for the state of Mississippi.			Late Charge	RC	C	C	C
11003069	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
[2] Initial TIL Date not within 3 days of Initial Application Date
[2] Initial GFE Date not within 3 days of Initial Application Date
[2] Affiliated Business Doc Missing
[2] State - Missing Right to Choose Insurance Provider
[2] State - Missing Rate Lock
		[2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application					RB	B	B	B
11003242	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
[2] Credit Score Disclosure Not Present
[2] State - Missing Anti-Coercion Notice
[2] Missing WV Net Tangible Benefit Worksheet
[2] State - Missing Tangible Net Benefit Disclosure
		[2] Initial TIL Missing					RB	B	B	B
11003155	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
[2] State - Missing Mortgage Consumer Disclosure
[2] State - Missing Commitment Letter
[2] State - Missing Application Disclosure
[2] State - Missing Freedom to Choose / Anti-Coercion Disclosure
[2] Initial GFE Missing
		[2] Initial TIL Missing					RB	B	B	B
11002732	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Agency to Receive Borrower Complaints [2] Initial TIL Missing					RB	B	B	B
11002693	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] Initial TIL Missing					RB	B	B	B
11002836	2	[2] Initial TIL Missing					RB	B	B	B
11002154	3	[3] Finance Charge underdisclosed >$100 for Purchase
[2] Affiliated Business Doc Missing
[2] State - Missing Commitment Letter
[2] State - Missing Rate Lock
[2] Initial TIL Missing
		[2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $100.57 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B